Cover	May 24, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the "Amendment") is being filed by Fossil Group, Inc. (the "Company") to amend and restate in its entirety the Current Report on Form 8-K filed by the Company on May 26, 2023 (the "Original Report"). The Original Report was filed, among other things, to report voting results with respect to Proposal 4 (as defined below) at the Company's 2023 Annual Meeting of Stockholders (the "Annual Meeting") held on May 24, 2023. The Original Report erroneously reported that Proposal 4 was approved at the Annual Meeting. This Amendment cancels the approval of Proposal 4, eliminates Item 5.02(e) and removes Exhibit 10.1 from Item 9.01.
Document Period End Date	May 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41040
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Central Index Key	0000883569
Entity Tax Identification Number	75-2018505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 S. Central Expressway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	972
Local Phone Number	234-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
7.00% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Senior Notes due 2026
Trading Symbol	FOSLL
Security Exchange Name	NASDAQ